Fair Value of Financial Instruments (Details) - Company's liabilities that are measured at fair value - USD ($)	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Recurring Financial Liabilities:
Warrant derivative liabilities	$ 86,000	$ 126,168	$ 9,147,507
Contingent earn-out payments	302,000	279,000
Total liabilities	388,000	405,168	9,147,507
Fair Value, Inputs, Level 1 [Member]
Recurring Financial Liabilities:
Warrant derivative liabilities	0	0	0
Contingent earn-out payments	0	0
Total liabilities	0	0	0
Fair Value, Inputs, Level 2 [Member]
Recurring Financial Liabilities:
Warrant derivative liabilities	0	0	0
Contingent earn-out payments	0	0
Total liabilities	0	0	0
Fair Value, Inputs, Level 3 [Member]
Recurring Financial Liabilities:
Warrant derivative liabilities	86,000	126,168	9,147,507
Contingent earn-out payments	302,000	279,000
Total liabilities	$ 388,000	$ 405,168	$ 9,147,507